EARNINGS PER SHARE (Tables)	3 Months Ended	12 Months Ended
	Nov. 30, 2014	Aug. 31, 2014
Earnings Per Share [Abstract]
Schedule of Weighted Average Number of Shares [Table Text Block]

The following table presents the number of incremental weighted-average shares used in computing diluted per share amounts:

	Three months ended November 30,
	2014	2013
	(In thousands)
Weighted-average shares outstanding:
Basic	29,017	29,017
Incremental shares from equity awards	451	188

Diluted	29,468	29,205

The following table presents the number of incremental weighted-average shares used in computing diluted per share amounts:

	Year Ended August 31,
	2014	2013	2012
	(In thousands)
Weighted-average shares outstanding:
Basic	29,061	29,260	29,389
Incremental shares from equity awards	301	77	160

Diluted	29,362	29,337	29,549